UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2020 to May 31, 2020

Commission File Number of issuing entity: 333-224598-05

Central Index Key Number of issuing entity: 0001796705

VERIZON OWNER TRUST 2020-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Fixed Rate Class A-1a Notes	☐	☐	☒

Floating Rate Class A-1b Notes	☐	☐	☒

Fixed Rate Class B Notes	☐	☐	☒

Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2020-A is set forth in the monthly investor report relating to the June 22, 2020 distribution, which is attached as Exhibit 99.1.

In April, 2020, Verizon extended its commitment to waive late fees for, and not terminate service to, any of its consumer or small business customers who did not pay their bills timely due to an inability to pay caused by the COVID-19 crisis through June 30, 2020. In addition, certain states have adopted orders prohibiting the termination of service to customers for non-payment during the COVID-19 crisis. As a result of our commitment and such state orders, as of June 22, 2020, approximately 5.17% of Verizon’s consumer accounts with device payment plan agreements were not subject to certain collection efforts, including redirecting outgoing calls from the customer’s mobile device to a collections representative while also suspending the related data plan, and suspending the customer’s account.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2020-A for the distribution period commencing on May 1, 2020 and ending on May 31, 2020. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it.

PART II — OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the June 22, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: July 1, 2020

VERIZON OWNER TRUST 2020-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer